GENERAL AND ADMINSTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of general and administrative expenses

		Years ended December 31,
	Notes	2023	2022
Salaries		$26.9	$33.5
Directors' fees and expenses		1.4	1.4
Professional and consulting fees		8.8	10.4
Other administration costs		4.7	1.1
Share-based compensation		5.6	4.7
(Gain) loss on cash flow hedges	21(c)(ii)	(0.2)	(0.6)
Depreciation expense		1.4	1.5
		$48.6	$52.0